Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Summary Of Basic And Diluted Net Income (Loss) Per Common Share
The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

	Three Months Ended June 30,	Six Months Ended June 30,
	2021	2021

Class A Common stock subject to possible redemption
Numerator: Earnings allocable to Class A Common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$10,017	$20,334
Less: interest available to be withdrawn for payment of taxes	(10,017)	(20,334)

Net income allocable to Class A ordinary shares subject to possible redemption	$—	$—

Denominator: Weighted Average Class A Common stock subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A Common stock subject to possible redemption	27,600,000	27,600,000

Basic and diluted net income per share, Class A Common stock subject to possible redemption	$0.00	$0.00

Non-Redeemable Common Stock
Numerator: Net Loss allocable to non redeemable stock
Net loss	$(9,264,233)	$(7,349,029)
Net Loss allocable to Class A Common stock subject to possible redemption	—	—

Non-Redeemable Net Loss	$(9,264,233)	$(7,349,029)

Denominator: Weighted Average Non-redeemable Common stock
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	6,900,000	6,725,967

Basic and diluted net l oss per share, Non-redeemable common stock	$(1.34)	$(1.09)